Related Party Transactions (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
Related party loan payable		$ 3,311,844	$ 962,325		$ 3,668,257
Common stock, value			$ 120,000
Shares issued during acquisition			761,905
Percentage of monthly rent payments			50.00%
Percentage of common stock owned		32.00%	57.00%
Predecessor [Member] | Employee Benefits Solutions, Inc [Member]
Rent expense	$ 4,125
Commissions	35,009
Predecessor [Member] | Stockholder [Member] | Employee Benefits Solutions, Inc [Member]
Related party note receivable	570			$ 570
Related party note payable	$ 31,943			31,943
Note receivable forgiveness				$ 5,000
FHA/TSB Acquisition [Member] | Successor [Member]
Acquisition		$ 300,981
Transaction cost		83,162
USBA Acquisition [Member] | Successor [Member]
Acquisition		160,523
Transaction cost		44,353
CCS Acquisition [Member] | Successor [Member]
Acquisition		242,484
Transaction cost		113,247
SWMT Acquisition [Member] | Successor [Member]
Acquisition		335,169
Transaction cost		122,660
FIS Acquisition [Member] | Successor [Member]
Acquisition		779,099
Transaction cost		63,663
ABC Acquisition [Member] | Successor [Member]
Acquisition		1,378,961
The Referral Depot LLC [Member] | Successor [Member]
Acquisition		$ 50,000